ANCORA TRUST

6060 Parkland Blvd.,

Mayfield Heights, Ohio 44124

April 30, 2019

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N.W.

Washington, D.C. 20549

Re:  Ancora Trust

                    File Nos.   333-108196

                                      811-21418

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information with respect to the above-referenced Fund dated April 30, 2019 do not differ from those filed in the Post-Effective Amendment No. 24, which was filed electronically today.

Sincerely,

/s/ Bradley A. Zucker

Bradley A. Zucker

President, Treasurer and Secretary of Ancora Trust

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